CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,626,000)	$ (2,445,000)	$ (279,000)	$ (1,921,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	1,000			21,000
Bad debt expense	0	13,000	12,000
Inventory reserve			(73,000)
Amortization of debt issuance costs and discounts	250,000	297,000	394,000	105,000
Amortization of beneficial conversion feature	37,000	78,000	102,000	92,000
Stock-based compensation	178,000	251,000	310,000	8,000
Change in fair value of warrants	(448,000)	490,000	(1,879,000)	(380,000)
Extinguishment of derivative liabilities	(84,000)	296,000
Change in fair value of derivative liability	89,000	36,000	25,000
Amortization of lease right-of-use-asset	66,000
Gain from forgiveness of debt	(578,000)
Other non-cash expenses (income)	109,000
(Gain) loss from extinguishment of debt	578,000	(296,000)	296,000
Changes in operating assets and liabilities:
Accounts receivable	0	(1,000)	(23,000)
Inventory	14,000	(5,000)	(483,000)	66,000
Other current assets	(88,000)	(532,000)	(15,000)	(2,000)
Other assets	(17,000)	18,000	18,000	1,000
Accounts payable			(372,000)	20,000
Accounts Payable and Accrued Liabilities	(435,000)	19,000
Deferred revenue	237,000	(59,000)	(59,000)	35,000
Lease liabilities	(41,000)
Accrued liabilities	0	0	151,000	1,149,000
Total adjustments	0		(1,596,000)	1,115,000
Net cash used in operating activities	(1,751,000)	(1,544,000)	(1,875,000)	(806,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(10,000)	(1,000)
Additions to fixed assets			(1,000)
Net cash used in investing activities	(10,000)	(1,000)	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing, net of discounts and debt issuance costs	1,248,000	519,000	519,000	1,351,000
Proceeds from Series D offering, net of costs			102,000	635,000
Payments made on notes payable	(1,415,000)	(959,000)
Payments of debt issuance costs	(86,000)	0
Proceeds from Series E offering, net of costs			1,639,000
Proceeds from issuance of Series E Preferred Stock		1,539,000
Proceeds from Series F offering, net of costs	1,436,000
Proceeds from Series F-2 offering, net of costs	539,000
Proceeds from Series G offering, net of costs	125,000	0
Note payable default penalty	398,000	0
Redemption of Series G Preferred Stock	(125,000)
Payments on notes and loans payable			(1,101,000)	(281,000)
Proceeds from the issuance of common stock	0	128,000
Net cash provided by financing activities	2,120,000	1,227,000	1,159,000	1,705,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	359,000	(318,000)	(717,000)	899,000
CASH AND CASH EQUIVALENTS, beginning of year	182,000	899,000	899,000
CASH AND CASH EQUIVALENTS, end of period	541,000	581,000	182,000	899,000
Cash paid for:
Interest	552,000	229,000	295,000	14,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	0	2,832,000	2,929,000	$ 33,000
Issuance of Series F-2 preferred stock	2,236,000
Debt from related parties exchanged for preferres series F-2	323,000
Issuance of warrants to finders in connection with Series F and Series F-2 preferred stock	377,000
Dividends on preferred stock	296,000	75,000	122,000
Subscription receivable		635,000	635,000
Settlement of dividends through common stock issuance	157,000	26,000
Warrants exchanged for fixed price warrants	1,755,000	$ 70,000	131,000
Warrents issued with debt	304,000
Settlement of accounts payable through common stock issuance	62,000		$ 40,000
Series C Convertible Preferred Shares
NONCASH INVESTING AND FINANCING ACTIVITIES:
Expense for Warrants issued to consultants	$ 585,000